UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21470
Eaton Vance Tax-Advantaged Global Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	July 31, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Income Fund                                                        as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 114.7%

Security	Shares	Value
Beverages — 1.9%
Diageo PLC	2,000,000	$40,871,069
		$40,871,069
Capital Markets — 2.3%
Deutsche Bank AG	100,000	$13,628,000
Merrill Lynch & Co., Inc.	200,000	14,840,000
UBS AG	400,000	22,115,075
		$50,583,075
Chemicals — 1.3%
BASF AG	225,000	$29,115,541
		$29,115,541
Commercial Banks — 11.2%
Allied Irish Banks PLC	1,000,000	$26,089,736
Bank of Montreal	400,000	25,004,000
Bank of Nova Scotia	800,000	37,216,000
Barclays PLC	2,000,000	28,105,089
BNP Paribas SA	400,000	43,992,425
Credit Agricole SA	100,000	3,822,890
HBOS PLC	750,000	14,611,345
Societe Generale	375,000	64,487,460
		$243,328,945
Construction & Engineering — 1.7%
Vinci SA	500,000	$35,834,609
		$35,834,609
Construction Materials — 0.6%
Cemex SA de CV Sponored ADR (1)	433,039	$14,004,481
		$14,004,481
Distributors — 0.9%
Genuine Parts Co.	400,000	$19,032,000
		$19,032,000
Diversified Financial Services — 2.1%
Bank of America Corp.	400,000	$18,968,000
Citigroup, Inc.	400,000	18,628,000
JPMorgan Chase & Co.	200,000	8,802,000
		$46,398,000
Diversified Telecommunication Services — 9.3%
AT&T, Inc.	2,195,000	$85,956,200
BCE, Inc.	1,098,000	41,548,320
BT Group PLC	6,000,000	38,044,121

Elisa Oyj	300,000	$8,484,860
Verizon Communications, Inc.	500,000	21,310,000
Windstream Corp.	465,267	6,402,074
		$201,745,575
Electric Utilities — 16.5%
E. ON AG	500,000	$78,718,613
Edison International	650,000	34,378,500
Enel SPA	1,250,000	12,910,319
Entergy Corp.	450,000	44,982,000
Exelon Corp.	560,000	39,284,000
FPL Group, Inc.	700,000	40,411,000
Iberdrola SA	300,460	16,881,700
Scottish and Southern Energy PLC	2,500,000	73,080,768
Southern Co.	500,000	16,820,000
		$357,466,900
Electrical Equipment — 3.0%
Cooper Industries, Ltd., Class A	450,000	$23,814,000
Emerson Electric Co.	900,000	42,363,000
		$66,177,000
Food Products — 2.7%
Kraft Foods, Inc., Class A	588,220	$19,264,205
Nestle SA	100,000	38,366,692
		$57,630,897
Hotels, Restaurants & Leisure — 3.9%
Compass Group PLC	6,719,671	$45,353,155
McDonald’s Corp.	800,000	38,296,000
		$83,649,155
Household Durables — 0.6%
Stanley Works	250,000	$13,832,500
		$13,832,500
Independent Power Producers & Energy Traders — 0.2%
Drax Group PLC	353,432	$4,900,287
		$4,900,287
Industrial Conglomerates — 0.1%
General Electric Co.	50,000	$1,938,000
		$1,938,000
Insurance — 9.2%
Aegon NV	500,000	$9,057,873
Allianz SE	50,000	10,637,634
American International Group, Inc.	200,000	12,836,000
AON Corp.	400,000	16,016,000
Chubb Corp.	300,000	15,123,000

Legal & General Group PLC	5,000,000	$14,101,299
Lincoln National Corp.	400,000	24,128,000
Prudential Financial, Inc.	465,000	41,212,950
Travelers Cos., Inc.	300,000	15,234,000
Willis Group Holdings, Ltd.	300,000	12,177,000
Zurich Financial Services AG	100,000	29,100,462
		$199,624,218
Machinery — 3.7%
Atlas Copco AB, Class A	1,000,000	$17,207,340
Deere & Co.	400,000	48,168,000
Vallourec SA	60,000	15,528,226
		$80,903,566
Media — 0.4%
Reed Elsevier NV	100,000	$1,837,404
Wolters Kluwer NV	200,000	5,861,648
		$7,699,052
Metals & Mining — 3.6%
Freeport-McMoRan Copper & Gold, Inc.	350,000	$32,893,000
Southern Copper Corp.	400,000	45,084,000
		$77,977,000
Multi-Utilities — 7.7%
Ameren Corp.	268,000	$12,858,640
RWE AG	575,000	61,108,654
United Utilities PLC	1,870,542	25,430,250
Veolia Environnement	914,888	68,012,695
		$167,410,239
Oil, Gas & Consumable Fuels — 16.7%
BP PLC ADR	650,000	$45,110,000
Cairn Energy PLC (1)	650,000	22,744,367
Chevron Corp.	650,000	55,419,000
ENI SPA	1,280,000	44,818,425
Marathon Oil Corp.	1,100,000	60,720,000
Neste Oil Oyj	187,500	6,711,590
Statoil ASA	2,200,000	65,098,984
Total SA ADR	800,000	62,888,000
		$363,510,366
Pharmaceuticals — 5.0%
Altana AG	515,000	$12,099,684
AstraZeneca PLC	400,000	20,682,702
Johnson & Johnson	400,000	24,200,000
Wyeth	1,050,000	50,946,000
		$107,928,386

Real Estate Investment Trusts (REITs) — 3.8%
AvalonBay Communities, Inc.	200,000	$21,594,000
Boston Properties, Inc.	170,000	16,063,300
Developers Diversified Realty Corp.	200,000	9,600,000
Simon Property Group, Inc.	260,000	22,497,800
SL Green Realty Corp.	96,700	11,741,314
		$81,496,414
Semiconductors & Semiconductor Equipment — 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	504,999	$5,125,740
		$5,125,740
Steel Fabrication — 0.2%
ThyssenKrupp AG	78,886	$4,367,316
		$4,367,316
Textiles, Apparel & Luxury Goods — 2.0%
Compagnie Financiere Richemont AG, Class A	700,000	$43,813,119
		$43,813,119
Tobacco — 3.0%
Altria Group, Inc.	850,000	$56,499,500
Imperial Tobacco Group PLC	200,000	8,771,157
		$65,270,657
Water Utilities — 0.3%
Kelda Group PLC	430,769	$7,297,072
		$7,297,072
Wireless Telecommunication Services — 0.6%
Bouygues SA	150,000	$12,020,551
		$12,020,551
Total Common Stocks (identified cost $1,691,801,496)		$2,490,951,730

Preferred Stocks — 18.6%

Security	Shares	Value
Banks and Money Services — 0.5%
IXE Banco SA, 9.75% (2)(3)	30,000	$3,162,003
S Finance Preferred Unipersonal, 6.8% (3)	150,000	3,806,250
Santander Finance Unipersonal, 6.5% (3)	136,500	3,425,304
		$10,393,557
Commercial Banks — 11.2%
Abbey National Capital Trust I, 8.963% (2)(4)	232,500	$29,383,117
ABN AMRO North America Capital Funding Trust, 6.968% (3)(4)	3,300	3,524,813

Bank of America Corp., Series D, 6.204%	300,000	$7,500,000
Barclays Bank PLC, 8.55% (2)(3)(4)	218,600	24,460,837
BNP Paribas Capital Trust, 9.003% (2)(3)(4)	150,000	16,610,415
CA Preferred Fund Trust II, 7.00% (2)	50,000	4,858,455
CA Preferred Fund Trust, 7.00% (2)	250,000	24,136,675
DB Capital Funding II, 6.55%	135,000	3,294,000
DB Capital Funding VIII, 6.375%	206,000	4,944,000
Den Norske Bank, 7.729% (2)(3)(4)	50,000	5,348,430
First Tennessee Bank, 6.17% (3)(4)	5,275	5,532,156
HBOS PLC, 6.657% (2)(3)	70,000	6,467,615
HSBC Capital Funding LP, 9.547% (2)(3)(4)	210,000	23,412,900
Lloyds TSB Bank PLC, 6.90% (2)	220,000	21,857,198
Nordea Bank AB, 8.95% (2)(3)(4)	15,700	1,707,290
Royal Bank of Scotland Group PLC, 9.118% (2)	235,750	26,362,720
Standard Chartered PLC, 6.409% (2)(3)(4)	105,000	9,602,691
Standard Chartered PLC, 7.014% (2)(3)	40,000	3,653,684
UBS Preferred Funding Trust I, 8.622% (2)(4)	150,000	16,763,460
US Bancorp, Series B, 5.92 (4)	150,000	3,892,500
		$243,312,956
Diversified Financial Services — 0.4%
ING Groep NV, 6.125%	130,000	$2,984,800
ING Group NV, 7.20%	200,500	5,062,625
		$8,047,425
Food Products — 0.3%
Dairy Farmers of America, 7.875% (3)	75,230	$7,657,007
		$7,657,007
Insurance — 4.9%
Aegon NV, 6.375%	416,000	$9,875,840
Aegon NV, 6.50%	54,000	1,294,920
Arch Capital Group, Ltd., 7.875%	11,000	283,250
Arch Capital Group, Ltd., 8.00%	77,000	2,024,330
AXA SA, 6.463% (2)(3)(4)	122,000	11,004,205
AXA, 7.10% (2)	153,000	15,171,358
Endurance Specialty Holdings, Ltd., 7.75%	246,200	6,406,124
ING Capital Funding Trust III, 8.439% (2)(4)	170,000	18,574,795
MetLife, Inc., 6.50%	160,000	3,996,800
Prudential PLC, 6.50% (2)	207,000	19,564,978
RenaissanceRe Holdings, Ltd., 6.08%	257,500	5,356,000
Zurich Regcaps Fund Trust VI, 6.07% (3)(4)	12,500	12,855,469
		$106,408,069
Multi-Utilities — 0.3%
Southern California Edison, 6.000%	80,000	$7,681,200
		$7,681,200

Oil, Gas & Consumable Fuels — 0.3%
Kinder Morgan Group, Inc., 8.33% (4)	6,000	$6,000,000
		$6,000,000
Thrifts & Mortgage Finance — 0.7%
Federal Home Loan Mortgage Corp., Series M, 4.68% (4)	100,000	$4,450,000
Federal Home Loan Mortgage Corp., Series S, 5.84938% (4)	50,000	2,600,000
Indymac Bank FSB, 8.50% (3)	400,000	8,625,000
		$15,675,000
Total Preferred Stocks (identified cost $431,895,972)		$405,175,214

Other Issues — 0.0%

Security	Shares	Value
Cairn Energy PLC, Deferred Shares Class B (1)(2)	800,000	$0
Kelda Group PLC, Deferred Shares (1)(2)	950,000	0
		$0
Total Other Issues (identified cost $0)		$0

Short-Term Investments — 1.0%

Security	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (5)	21,984	$21,984,402
Total Short-Term Investments (identified cost $21,984,402)		$21,984,402
Total Investments — 134.3% (identified cost $2,145,681,870)		$2,918,111,346
Other Assets, Less Liabilities — 0.2%		$4,393,857
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (34.5%)		$(750,452,916)
Net Assets — 100.0%		$2,172,052,287

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $150,856,069 or 6.9% of the net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2007.
(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007 was $184,390.

Country Concentration of Portfolio

Country	Percentage of Investment	Value
United States	44.3%	$1,293,206,247
United Kingdom	17.2	501,072,403
France	11.4	332,762,420
Germany	7.2	209,675,442
Switzerland	4.6	133,395,348
Canada	3.6	103,768,320
Norway	2.4	70,447,414
Italy	2.0	57,728,744
Bermuda	1.7	50,060,704
Netherlands	1.2	35,975,110
Other Countries, less than 1% each	4.4	130,019,194
	100.0%	$2,918,111,346

The Fund did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,145,953,352
Gross unrealized appreciation	$836,464,086
Gross unrealized depreciation	(64,306,092)
Net unrealized appreciation	$772,157,994

The net unrealized appreciation on foreign currency at July 31, 2007 was $75,688.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	September 20, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	September 20, 2007